Shareholders’ Deficit (Details) - $ / shares		6 Months Ended	9 Months Ended
	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2025
Shareholders’ Deficit [Line Items]
Preference shares, authorized		5,000,000	5,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Aggregate share issued percentage		25.00%	25.00%
Rights [Member]
Shareholders’ Deficit [Line Items]
Number of issued per unit	1
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Holder rights of shares			25,000,000
Business Combination [Member] | Rights [Member]
Shareholders’ Deficit [Line Items]
Number of issued per unit			1
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, issued		425,000	425,000
Shares outstanding		425,000	425,000
Shares subject to possible redemption, shares outstanding		25,000,000	25,000,000
Voted on by shareholders			one
Number of issued per unit	1
Common stock share issued		25,425,000
Common stock share outstanding		25,425,000
Shares subject to possible redemption, shares issued		25,000,000	25,000,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, issued		8,333,333	8,333,333
Shares outstanding		8,333,333	8,333,333
Voted on by shareholders			one
Class B Ordinary Shares [Member] | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Percentage of voting interest		90.00%	50.00%
Ordinary Shares [Member] | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Percentage of voting interest		50.00%	90.00%
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued		425,000	425,000
Shares outstanding		425,000	425,000